Financial Instruments And Risk Management (Schedule Of Financial Instruments) (Details) (EUR €) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Financial Instruments And Risk Management [Abstract]
Cash and cash equivalents	€ 390,250	€ 340,294	€ 293,902	€ 157,277
Pledged cash deposits	20,000
Accounts receivable	330,891	271,271
Derivative instruments designated in cash flow hedges		14
Notes payable to banks	40,680	8,297
Accounts payable	157,549	170,553
Current portion of long-term debt	4,332	15,950
Current portion of convertible subordinated debt		32,439
Long-term debt	15,319	4,316
Convertible subordinated debt	135,078	130,804
Derivative instruments designated in fair value hedges	€ 1,764	€ 31